Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2021 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—92.9%
		Automotive—1.6%
$ 12,990,512	[2]	VINFAST Trading and Production LLC, 3.625% (3-month USLIBOR +3.500%), 4/30/2023	2/16/2021- 7/2/2021	$12,943,939	$ 12,933,872
		Banking—11.0%
10,000,000	[2]	Access Bank PLC, 2.704% (6-month USLIBOR +2.550%), 7/14/2022	7/13/2021	9,915,000	9,966,980
5,000,000		African Export-Import Bank, 0.826%, 9/23/2022	9/9/2021	5,000,000	4,999,604
10,000,000	[2]	Agrobank, 3.657% (6-month USLIBOR +3.500%), 10/14/2022	2/19/2021- 10/14/2021	10,001,500	9,976,953
4,650,000	[2]	Banco Santander, 0.638% (3-month USLIBOR +0.500%), 5/18/2022	12/29/2021	4,650,000	4,650,000
5,500,000	[2]	QNB Finansbank AS/Turkey, 2.305% (3-month USLIBOR +2.150%), 5/27/2022	7/9/2021	5,435,000	5,447,069
EUR 3,500,000		T.C. Ziraat Bankasi A.S., 1.850%, 4/21/2022	9/29/2021	4,051,693	3,945,288
9,000,000	[2]	The National Bank for Foregin Economic Activity of the Republic of Uzbekistan (“NBU”), 3.400% (6-month EURIBOR +3.400%), 6/18/2024	6/25/2021	10,749,434	10,120,284
3,500,000		Turkiye Garanti Bankasi AS, 1.880%, 6/6/2022	9/29/2021	4,053,316	3,937,470
$ 10,845,160		Turkiye Vakiflar Bankasi T.A.O., 2.200%, 6/10/2022	9/14/2021	10,656,052	10,557,529
9,500,000	[2]	Turkiye Vakiflar Bankasi T.A.O., 2.216% (3-month USLIBOR +2.070%), 5/12/2022	6/8/2021	9,337,500	9,346,665
14,000,000		Uzbek Industrial and Construction Bank ATB, 4.750%, 6/18/2024	7/13/2021	14,000,000	13,801,360
		TOTAL			86,749,202
		Basic Industry - Forestry/Paper—0.3%
2,100,000	[2]	Bahia Cellulose, 3.086% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	2,100,787	2,100,000
		Basic Industry - Metals/Mining Excluding Steel—9.7%
3,361,986		Arconic Corp., 1.437%, 2/2/2022	11/29/2021	3,355,889	3,361,986
2,000,000		Arconic Corp., 1.611%, 2/23/2022	12/9/2021	1,993,492	1,993,734
3,346,827	[2]	Central Asia Metals PLC, 4.051% (1-month USLIBOR +3.950%), 11/3/2022	8/2/2021	3,796,448	3,346,826
14,000,000	[2]	China Hongqiao Group Ltd., 3.921% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	14,000,000	14,000,000
2,299,362	[2,3,4,5,6]	Discovery Copper, 5.134% (3-month USLIBOR +3.750%), 3/1/2015	9/29/2011- 9/22/2015	2,294,479	0
11,965,910	[2]	Harmony Gold Mining Co. Ltd., 3.180% (3-month USLIBOR +3.050%), 10/5/2023	7/30/2018- 10/2/2019	11,973,410	12,025,740
4,000,000	[2]	PJSC Acron, 2.037% (1-month USLIBOR +1.900%), 5/18/2026	11/26/2021	4,000,000	4,000,000
14,000,000	[2]	PJSC MMC Norilsk Nickel, 1.492% (Secured Overnight Financing Rate +1.400%), 2/20/2025	11/30/2020	13,826,750	13,916,521
9,000,000		Tasiast Mauritanie Ltd. SA, 3.099%, 12/15/2027	10/15/2020	9,000,000	9,000,000
14,500,000	[2]	Uralkali PJSC, 2.293% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	14,427,500	14,500,000
		TOTAL			76,144,807
		Basic Industry - Steel Producers/Products—0.2%
1,666,667	[2]	Arcelormittal, 2.189% (6-month USLIBOR +1.900%), 12/12/2022	6/20/2019	1,666,667	1,666,667
		Building & Development—0.9%
5,000,000	[2]	IHS Zambia Ltd., 5.122% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	4,993,500	5,034,419
4,444,967	[2,3,4,5,6]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 6/30/2020	4/16/2018	4,370,885	1,777,987
		TOTAL			6,812,406
		Capital Goods - Aerospace & Defense—0.1%
962,952	[2]	Gulf Air BSC, 3.341% (1-month USLIBOR +3.250%), 4/19/2022	3/27/2017	963,313	962,952
		Consumer Goods - Food - Wholesale—8.0%
198,518	[3,4,5]	Banacol, 1.750%, 6/28/2025	1/2/2013- 6/28/2017	194,509	118,555

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Goods - Food - Wholesale—continued
$ 3,373,531		Dansk Landbrugs Grovvareselskab amba (DLG), 1.411%, 3/23/2022	12/23/2021	$ 3,361,627	$ 3,362,905
3,132,410		Dansk Landbrugs Grovvarseslskab AMBA, 1.373%, 3/1/2022	12/13/2021	3,123,350	3,126,804
7,037,947		Dansk Landbrugs Grovvarseslskab AMBA, 1.408%, 3/16/2022	12/17/2021	7,014,276	7,018,655
7,800,000	[2]	Ghana Cocoa Board, 1.210% (1-month USLIBOR +1.100%), 8/31/2022	10/12/2021	7,800,000	7,789,325
3,712,500	[2]	Ghana Cocoa Board, 4.615% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020- 8/11/2021	3,712,500	3,712,500
1,100,864	[3,4,5,6]	GVO, 5.334%, 11/2/2015	4/13/2011	1,105,045	210,045
4,687,500	[2]	International Beverage Tashkent, 4.720% (3-month USLIBOR +4.500%), 12/29/2026	12/28/2021	4,687,500	4,687,500
13,000,000		JBS SA, 2.100%, 9/23/2022	10/26/2021	13,000,000	13,000,000
5,000,000	[2,3,4,5,6]	Molino Canuelas, 9.900% (6-month USLIBOR +5.000%), 12/16/2020	12/29/2016	4,950,000	1,082,000
1,044,525		PT Pacific Indopalm Industries, 3.192%, 5/25/2022	3/5/2019- 3/14/2019	1,044,525	1,044,525
2,571,428	[2,3,4,5,6]	REI Agro Ltd., 8.342% (3-month USLIBOR +6.000%), 10/31/2014	10/31/2012- 11/3/2014	2,571,429	128,571
1,667,000	[2,3,4,5,6]	Seara, 5.844% (3-month USLIBOR +4.850%), 6/15/2017	10/29/2014- 12/8/2014	1,658,665	83,350
9,484,536		TOI Commodities SA, 4.704%, 7/1/2022	9/29/2021- 12/8/2021	9,484,536	9,468,693
7,000,000	[2]	Ulker Biskuvi Sanayi AS, 3.266% (6-month USLIBOR +3.100%), 4/20/2023	2/18/2021	6,981,250	6,726,579
4,921,053	[2,3,4,5]	Vicentin SAIC II, 6.124% (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015- 2/21/2018	4,904,088	738,158
2,500,000	[2,3,4,5]	Vicentin SAIC, 6.410% (3-month USLIBOR +4.500%), 5/21/2022	5/21/2019	2,500,000	375,000
		TOTAL			62,673,165
		Energy - Exploration & Production—11.9%
14,000,000	[2]	Chrysaor E&P Finance Ltd., 3.324% (1-month USLIBOR +3.250%), 11/23/2027	8/2/2021	13,958,000	14,000,000
5,364,367	[2]	FPF005 PTE Ltd. Singapore, Inc., 2.732% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	5,608,700	5,364,367
5,714,286	[2]	Medco Energi Global Pte Ltd., 4.334% (3-month USLIBOR +4.250%), 12/30/2022	3/30/2021	5,683,714	5,700,510
6,174,390	[2]	Prime Oil and Gas BV, 3.854% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	6,128,082	6,133,903
2,380,085	[2]	SHT, 4.600% (1-month USLIBOR +3.600%), 9/30/2025	8/26/2014	2,331,995	2,380,085
4,035,537	[2,3,4,5,6]	SNPC, 6.566% (1-month USLIBOR +4.900%), 3/4/2020	7/28/2015- 3/4/2020	4,035,537	2,035,928
5,538,462	[2]	SOCAR Energy ’18, 2.343% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	5,506,154	5,538,462
6,000,000	[2]	SOCAR Energy, 3.607% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	5,949,000	6,000,000
6,354,084	[2]	Sonangol Finance Ltd., 4.340% (1-month USLIBOR +4.250%), 12/20/2023	5/14/2021- 6/16/2021	6,230,123	6,257,551
9,333,333	[2]	Sonangol Finance Ltd., 5.834% (1-month USLIBOR +5.750%), 9/30/2026	9/15/2021	9,240,000	9,176,543
4,166,667		State Oil Co Of The Azer, 2.855%, 2/22/2024	1/22/2021	4,161,875	4,146,325
1,498,001	[2]	UC Malampaya Philippines Pte. Ltd., 4.203% (3-month USLIBOR +4.000%), 12/31/2023	7/30/2020	1,471,787	1,498,002
15,000,000		Vitol S.A., 1.048%, 2/11/2022	12/15/2021	14,974,681	14,972,513
10,715,657	[2]	Yibal Export Pdo, 1.723% (1-month USLIBOR +1.600%), 6/30/2023	7/27/2016- 7/15/2019	10,629,544	10,705,914
		TOTAL			93,910,103
		Energy - Gas Distribution—1.7%
13,449,487		Venture Global Calcasieu Pass LLC, 2.466%, 8/19/2026	1/28/2021- 12/17/2021	13,101,696	13,449,486
		Energy - Integrated Energy—4.0%
18,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	17,352,000	17,946,042
13,346,383	[2]	Staatsolie Maatschappij Suriname NV, 5.750% (3-month USLIBOR +5.250%), 5/23/2025	6/21/2019- 6/30/2021	13,346,383	13,346,382
		TOTAL			31,292,424

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Oil Refining and Marketing—8.8%
$ 3,800,000		Curacao Oil (Curoil) NV, 3.127%, 1/19/2022	10/14/2021	$ 3,767,985	$ 3,793,296
4,125,000	[2]	Dangote, 6.658% (6-month USLIBOR +6.500%), 8/31/2023	6/20/2014	4,100,250	4,125,000
11,999,999		Pakistan, Government of, 2.695% - 2.740%, 9/23/2022	6/14/2021- 9/27/2021	11,999,999	11,960,974
4,233,589		Pakistan, Government of, 3.046%, 1/23/2023	11/9/2021- 12/30/2021	4,233,590	4,233,590
2,065,252	[2,3,4,5,6]	Samir Energy II, 5.541% (1-month USLIBOR +3.460%), 12/31/2015	5/30/2014	2,057,288	103,263
11,000,000		Trafigura Pte Ltd. (“Sierra” and “Carrizal”), 1.680%, 4/21/2022	6/25/2021	11,000,000	10,975,988
8,500,000	[2]	Trafigura Pte Ltd., 1.896% (1-month USLIBOR +1.800%), 9/23/2022	12/16/2021	8,500,000	8,504,543
6,624,392	[2]	Trafigura Pte Ltd., 2.340% (1-month USLIBOR +2.250%), 12/31/2022	9/25/2020	6,624,392	6,624,392
8,500,000	[2]	Tupi Nordeste SARL, 2.103% (3-month USLIBOR +1.900%), 6/15/2023	12/28/2021	8,500,000	8,500,000
10,133,292	[2]	Yinson Bornia Production, 3.395% (3-month USLIBOR +3.250%), 8/11/2026	12/17/2021- 12/21/2021	10,133,292	10,133,292
		TOTAL			68,954,338
		Finance/Banks/Brokers—0.4%
3,235,294	[2]	Banco del Pacifico, 5.875% (3-month USLIBOR +5.750%), 5/15/2024	5/21/2019	3,235,294	3,235,294
		Foreign Sovereign—13.7%
EUR 6,883,200	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	7,641,022	7,993,679
$ 2,222,250	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 6.198% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	2,244,473	2,253,942
EUR 6,500,000		Cote D’Ivoire RC, 3.000%, 6/30/2022	8/10/2021	7,617,021	7,371,749
9,777,900		Cote D’Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019- 8/25/2021	10,916,913	11,132,135
$ 7,045,164		Egypt, Government of, 2.475%, 1/23/2023	7/7/2021- 12/28/2021	7,045,163	7,045,163
621,303		Egypt, Government of, 3.680%, 1/26/2023	11/26/2021- 12/30/2021	621,303	621,303
14,637,669		Egypt, Government of, 3.680%, 12/12/2022	4/27/2021- 12/14/2021	14,637,669	14,637,669
8,119,414		Egypt, Government of, 4.140%, 5/5/2022	1/11/2021- 5/7/2021	8,119,413	8,119,413
7,500,000	[2]	Energy Development Oman, 3.110% (3-month USLIBOR +2.950%), 8/14/2028	11/2/2021- 11/5/2021	7,461,096	7,468,088
3,021,525		Gambia, Government of, 3.603% - 4.054%, 8/1/2022	1/19/2021- 8/30/2021	3,021,525	3,021,525
EUR 2,009,976		Gvt. Senegal 200, 3.825%, 3/31/2022	11/18/2021	2,283,635	2,283,883
$ 3,579,545	[2]	Kenya, Government of, 6.608% (6-month USLIBOR +6.450%), 2/27/2026	4/16/2019	3,563,864	3,576,339
EUR 5,000,000	[2]	Minister of Finance of Ukraine, 4.100% (3-month EURIBOR +4.100%), 9/15/2023	8/26/2021	5,877,250	5,439,110
$ 714,286	[2]	Ministry of Finance Tanzania, 5.364% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	710,000	714,286
14,500,000	[2]	Sharjah Govt., 1.316% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	14,427,500	14,500,000
12,000,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., 2.394% (6-month USLIBOR +2.150%), 5/24/2022	5/21/2021	12,000,000	11,903,272
		TOTAL			108,081,556
		Lease—3.4%
13,650,617		AerCap Holdings NV, 1.514%, 12/31/2025	11/23/2021	13,962,396	13,648,600
13,000,000	[2]	Far East Horizon Ltd., 1.611% (3-month USLIBOR +1.400%), 9/10/2024	9/15/2021	13,000,000	12,705,172
		TOTAL			26,353,772
		Services - Support-Services—0.4%
3,571,433	[2]	Airport International Group, 1.978% (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	3,340,242	3,543,258

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Supranational—1.9%
$ 15,000,000	[2]	Eastern and Southern African Trade and Development Bank, 1.578% (3-month USLIBOR +1.450%), 12/17/2022	12/16/2020- 8/4/2021	$14,888,000	$ 15,000,000
		Technology & Electronics - Tech Hardware & Equipment—1.3%
10,265,301		Ingram Micro, Inc., 3.183%, 2/18/2022	10/5/2021- 12/21/2021	10,186,015	10,233,122
		Telecommunications - Wireless—3.7%
7,500,000		IHS Towers NG Ltd., 3.866%, 9/18/2024	9/14/2021	7,500,000	7,526,900
13,453,608	[2]	Millicom Tanzania, 5.201% (6-month USLIBOR +5.000%), 6/12/2025	5/28/2020- 7/31/2020	13,453,608	13,445,826
EUR 7,000,000	[2]	PTI Iberica IV, Spanish, Inc., 3.250% (3-month EURIBOR +3.250%), 6/26/2028	9/28/2021	8,177,054	7,988,250
		TOTAL			28,960,976
		Transportation - Airlines—1.8%
$ 14,014,905		Avolon Aerospace, 3.026%, 3/31/2025	11/27/2019	14,081,476	14,014,905
		Transportation - Transport Infrastructure/Services—1.1%
4,422,137	[2]	Armenia International Airports CJSC, 5.761% (6-month USLIBOR +5.500%), 6/24/2024	12/28/2017- 10/12/2018	4,466,358	4,422,136
2,660,000	[2]	Asyaport, 4.557% (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	2,660,000	2,660,000
1,289,533	[2]	Autopistas Urbanas SA (AUSA), 3.654% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017- 11/13/2017	1,270,190	1,283,968
		TOTAL			8,366,104
		Utility - Electric-Generation—7.0%
1,499,700	[2]	Egypt Electric, 5.048% (3-month USLIBOR +4.900%), 6/12/2023	12/11/2015- 2/13/2019	1,485,006	1,497,734
8,000,000	[2]	Karadeniz Powership Osman Khan Co., Ltd., 5.644% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	7,920,000	7,908,890
12,305,841	[2]	Karpowership, 4.658% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020- 2/18/2021	12,041,029	12,347,007
IDR 103,990,965,550	[2]	PT MaxPower, 5.750% (3-month USLIBOR +2.000%), 6/10/2039	6/12/2019- 12/20/2021	943,142	7,296,332
$ 8,028,702	[2]	SMN Barka Power Company S.A.O.C., 1.258% (6-month USLIBOR +1.100%), 3/28/2024	12/2/2020	7,386,406	7,726,997
14,000,000	[2]	The Sharjah Electricity and Water Authority, 2.088% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020- 1/12/2021	13,977,950	14,000,000
4,022,327		Tunisia, Government of, 2.374% - 2.636%, 5/6/2022	3/18/2021- 5/7/2021	4,022,327	4,022,327
		TOTAL			54,799,287
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $754,471,178)			730,237,696
		INVESTMENT COMPANY—6.0%
47,105,837		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[7] (IDENTIFIED COST $47,093,854)			47,105,837
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $801,565,032)			777,343,533
		OTHER ASSETS AND LIABILITIES - NET—1.1%[8]			8,877,814
		TOTAL NET ASSETS—100%			$786,221,347

At December 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
1/13/2022	State Street Bank & Trust Co.	200,000	EUR	$226,286	$(1,454)
1/13/2022	Bank Of New York	900,000	EUR	$1,020,007	$(4,824)
1/13/2022	State Street Bank & Trust Co.	2,300,000	EUR	$2,605,467	$(13,544)
1/13/2022	Bank Of America, N.A.	3,040,000	EUR	$3,437,317	$(24,332)
1/13/2022	Bank Of America, N.A.	3,399,500	EUR	$3,832,414	$(38,598)
1/13/2022	State Street Bank & Trust Co.	5,050,000	EUR	$5,716,467	$(33,971)
1/13/2022	State Street Bank & Trust Co.	15,500,000	EUR	$17,558,584	$(91,275)
2/15/2022	State Street Bank & Trust Co.	6,597,000	EUR	$7,782,978	$265,974
3/1/2022	Morgan Stanley	9,000,000	EUR	$10,297,940	$39,937
3/16/2022	Barclays Bank PLC Wholesale	102,500,000,000	IDR	$7,055,341	$(92,577)
3/23/2022	JPMorgan Chase Bank, N.A.	2,009,976	EUR	$2,280,392	$(11,708)
4/14/2022	State Street Bank & Trust Co.	3,525,000	EUR	$4,112,842	$90,810
6/8/2022	State Street Bank & Trust Co.	3,542,000	EUR	$4,137,333	$89,768
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$174,206
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $379,484 and $1,855,043, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2021	$45,923,175
Purchases at Cost	$529,162,734
Proceeds from Sales	$(527,963,772)
Change in Unrealized Appreciation/Depreciation	$(3,593)
Net Realized Gain/(Loss)	(12,707)
Value as of 12/31/2021	$47,105,837
Shares Held as of 12/31/2021	47,105,837
Dividend Income	$20,662

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2021, these restricted securities amounted to
$730,237,696, which represented 92.9% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Issuer in default.
5	Non-income-producing security.
6	Principal amount and interest were not paid upon final maturity.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$730,237,696	$730,237,696
Investment Company	47,105,837	—	—	47,105,837
TOTAL SECURITIES	$47,105,837	$—	$730,237,696	$777,343,533
Other Financial Instruments[1]
Assets	$—	$486,489	$—	$486,489
Liabilities	—	(312,283)	—	(312,283)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$174,206	$—	$174,206

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2021	$616,914,657
Accreted/amortized discount/premiums	1,306,035
Realized gain (loss)	496,692
Change in unrealized appreciation/(depreciation)	(2,952,329)
Purchases	516,269,220
(Sales)	(401,796,579)
Balance as of 12/31/2021	$730,237,696
Total change in unrealized appreciation/(depreciation) attributable to investments still held at 12/31/2021	$(24,233,482)

The following acronym(s) are used throughout this portfolio:
CJSC	—Closed Joint Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
LIBOR	—London Interbank Offered Rate